INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Summary of intangible assets

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 1, 2020	21,415	364,812	283,423	3,612	673,262
Foreign exchange effect	—	42,890	83,806	1,074	127,770
Acquisition	—	154,250	—	—	154,250
Amortization	(4,637)	(188,083)	(136,525)	(3,459)	(332,704)
Balance as of December 31, 2020	16,778	373,869	230,704	1,227	622,578
Foreign exchange effect	—	17,609	13,247	33	30,889
Acquisition	—	166,310	—	—	166,310
Amortization	(4,055)	(177,674)	(127,028)	(1,260)	(310,017)
Balance as of December 31, 2021	12,723	380,114	116,923	—	509,760
Foreign exchange effect	—	(8,943)	(9,896)	—	(18,839)
Acquisition	—	189,382	—	—	189,382
Amortization	(3,522)	(154,595)	(107,027)	—	(265,144)
Balance as of December 31, 2022	9,201	405,958	—	—	415,159

Estimated useful lives	5 to 20 years	up to 7 years	5 to 20 years

Summary of intangible assets by segment

	2022	2021	2020
Brazil	161,586	175,290	220,303
Special Steel	115,072	158,432	156,557
South America	1,054	1,039	1,534
North America	104,794	170,936	244,184
Others	32,653	4,063	—
	415,159	509,760	622,578